Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	$ 20,638	$ 17,296
Finished goods	93,837	78,365
Total	$ 114,475	$ 95,661